August 3, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney New Jersey Municipals Fund Inc. (the
"Registrant")
	File No. 33-18779


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information and the Prospectus for the Registrant do not differ from those contained in Post-Effective Amendment No. 18 filed on July 29, 1998:

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/Michael Kocur
Michael Kocur
Assistant Secretary